Document and Entity Information	Jul. 18, 2023
Document and Entity Information
Entity Registrant Name	COHERUS BIOSCIENCES, INC.
Document Type	8-K
Securities Act File Number	001-36721
Entity Tax Identification Number	27-3615821
Document Period End Date	Jul. 18, 2023
Entity Address, Address Line One	333 Twin Dolphin Drive,
Entity Address, Address Line Two	Suite 600
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	649-3530
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CHRS
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Entity Address, City or Town	Redwood City,
Entity Address, State or Province	CA
Entity Emerging Growth Company	false
Entity Central Index Key	0001512762